Expense Example - Return Stacked(R) U.S. Stocks & Gold/Bitcoin ETF [Default Label]	Apr. 25, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 100
Expense Example, with Redemption, 3 Years	$ 312